Trade Accounts And Notes Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2012	2011
Trade accounts receivable	12,938	15,570
Notes receivable	613	684
Less: allowance for doubtful accounts	(1,602)	(1,272)
Total	11,949	14,981
Less current portion	(11,148)	(13,273)
Total long-term portion	801	1,708

Schedule of capital leases future minimum payments receivable [Table Text Block]
December 31, 2012

2013	841
2014	401
2015	169
2016	60
2017	5
Total minimum lease payments	1,477